Goodwill and Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Contractual commitments for purchase of new intangible assets	R$ 637	R$ 984	R$ 262
Hyperinflationary [member]
Disclosure of detailed information about intangible assets [line items]
Amortization other	31
Acquisition of payrolls and associations rights [member]
Disclosure of detailed information about intangible assets [line items]
Amortization expense	R$ (452)	R$ (487)	R$ (524)	R$ (357)